Income Tax Expense	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Schedule of Reconciles the Statutory Rate to Effective Tax Rate

NOTE 12 — INCOME TAX EXPENSE

	2025	2024	2023
Hong Kong enterprises income tax:
Current tax	$63,168	$196,252	$22,574
Deferred tax	—	—	—
Total	$63,168	$196,252	$22,574

Hong Kong Pharma Digital Technology Holdings Limited was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The tax charge for the Group can be divided into Hong Kong entities and PRC entity. Both Hong Kong entities and PRC entity are operating entities and may be subject to income tax and deferred tax.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

The following table reconciles the statutory rate to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023:

	2025	2024	2023
Hong Kong Statutory income tax rate	16.5%	16.5%	16.5%
Permanent difference for non-deductible expense	44.8%	0.6%	0.9%
Permanent difference for non-taxable income	(2.0)%	(0.6)%	(3.0)%
Deferred tax not provided for	(11.2)%	(0.2)%	0.9%
Previous years’ operating loss deducted in current year	-%	(0.7)%	(11.0)%
Effect of Hong Kong preferential tax rate	(59.7)%	(2.8)%	(2.1)%
Effect of different tax jurisdiction	186.5%	0%	0%
Effective tax rate	174.9%	12.8%	2.2%